SCHEDULE OF LONG LIVED ASSETS GEOGRAPHICAL INFORMATION (Details) - Seamless Group Inc [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets		$ 5,046,600	$ 6,827,778
Investment in an equity security	$ 100,000	100,000	100,000
Deferred tax assets		768,617	106,151
Goodwill	$ 27,001,383	27,001,383	19,229,528	$ 19,618,594
Acquired intangible assets		6,467,231	8,007,788
Long-lived assets other than goodwill and acquired intangible assets		39,383,831	34,271,245
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets		3,647,913	5,897,263
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets		1,276,989	930,515
INDONESIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets		$ 121,698